Income Taxes - Schedule of Reconciliation Of Tax Computed At The Statutory Rates To The Income Tax Provision Recognized (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Deferred tax assets:
Net operating loss carryforward		$ 29,204		$ 25,541
Stock compensation expense		982		635
Capital losses carried forward		18		18
Financing costs		326		326
Bonus - compensation		37		85
Scientific research and development		895		803
Scientific research and development – Investment Tax Credits ("ITC")		769		690
Capitalized research and development expenses		265
Deferred tax assets		32,496		28,098
Deferred tax liabilities:
Scientific research and development – ITC		(127)		(114)
Gross future tax assets		32,369		27,984
Less valuation allowance		$ (32,369)		$ (27,984)
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Deferred tax assets:
Net operating loss carryforward	$ 11,144,000		$ 9,539,000
Stock compensation expense	589,000		510,000
Deferred tax assets	0		0
Deferred tax liabilities:
Less valuation allowance	(21,302,000)		(13,557,000)
Total deferred tax assets, net	21,302,000		13,557,000
Deferred tax assets (liabilities):
Intangible assets	3,909,000		0
Section 174 R&D	3,506,000		1,745,000
Accrued expenses	359,000		286,000
Basis differences	(13,000)		26,000
Research and development credit	$ 1,808,000		$ 1,451,000